Lines of Credit Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Lines of Credit Payable consisted of the following:
	December 31,	December 31,
	2014	2013
Due to Casino Operators	$32,392,020	$42,670,573